Income Taxes (Details 1) - USD ($)	Dec. 31, 2014	Dec. 31, 2013
Income Taxes Details 1
Non-capital loss carry forwards	$ 47,312
Transaction costs	45,597
Gross	92,909
Deferred tax assets not recognized	$ (92,909)
Net expected deferred income tax recovery